PROVISIONS (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of other provisions [abstract]
Schedule of Changes in Provisions

(in millions of Euros)	Notes	Close down and environmental remediation costs	Restructuring costs	Legal claims and other costs	Total
At January 1, 2020		90	4	28	122
Allowance		—	11	2	13
Amounts used		—	(5)	—	(5)
Unused amounts reversed		—	—	(4)	(4)
Unwinding of discounts		1	—	—	1
Effects of changes in foreign exchange rates		1	—	—	1
At June 30, 2020		92	10	26	128
Current		7	9	13	29
Non-Current		85	1	13	99
Total Provisions		92	10	26	128

Schedule of Legal Claims and Other Costs

(in millions of Euros)	At June 30, 2020	At December 31, 2019
Litigation	19	21
Disease claims	4	4
Other	3	3
Total Provisions for legal claims and other costs	26	28